GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Segments, Geographical Areas [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area
The following table sets forth revenues by country based on the billing address of the customer. Other than as shown below, no other country accounted for more than 10% of the Company's revenues during the years ended December 31, 2012, 2013 and 2014.

		Year ended December 31,
		2012	2013	2014
1.	Revenues:

	North America*	$35,519	$44,237	$49,585
	United Kingdom	26,630	31,115	34,961
	Israel	23,100	23,009	28,821
	Rest of Europe	16,140	24,862	28,351
	Asia Pacific	12,520	12,154	15,732

		$113,909	$135,377	$157,450

*   Revenue amounts for North America that are shown in the above table consist primarily of revenues from the United States, except for approximately $1,900, $1,100 and $558 of revenues derived from Canada in the years ended December 31, 2012, 2013 and 2014, respectively.

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country
		December 31,
		2013	2014
2.	Property and equipment:

	Israel	$4,180	$3,722
	North America	231	146
	Rest of the world	852	895

		$5,263	$4,763

Schedule of Revenue by Major Customers by Reporting Segments
The following table sets forth revenues from major customers during the years ended December 31, 2012, 2013 and 2014.

	Year ended December 31,
	2012	2013	2014

Customer A	12%	*)	*)
Customer B	*)	*)	11%

*) Less than 10%.